SHARE-BASED PAYMENTS - Fair Value Assumptions Share-based Payments (Details)	6 Months Ended
Jun. 30, 2025 $ / shares
Equity-settled
Annual risk-free rates of return and discount rates (%)
Annual risk-free rates of return and discount rates (%)	4.05%
Long-term dividend yield (%)	0.00%
Volatility of share price (%)	50.24%
Share price (p)*	$ 1.96
Cash-settled
Annual risk-free rates of return and discount rates (%)
Annual risk-free rates of return and discount rates (%)	3.69%
Long-term dividend yield (%)	0.00%
Volatility of share price (%)	45.04%
Share price (p)*	$ 1.84